Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and fees income
Interest income on debt securities
Interest on deposits with banks
Total interest and fees income
Equity in earnings of subsidiaries	(454,966,227)	51,677,272
Equity in earnings of subsidiaries	(454,966,227)	51,677,272
Realized gains/(losses) on sales of investments, net	(8,540,181)	(5,305,137)
Other (losses)/gains, net	(2,387)	(479)
Total non-interest income/(loss)	(8,542,568)	(5,305,616)
Operating expenses
Employee compensation and benefits	(868,542)	(880,653)
Other expenses	(6,016,705)	(7,706,556)
Total operating expenses	(6,885,247)	(8,587,209)
Income/(loss) before income tax expense	(470,394,042)	37,784,446
Net income/(loss)	(470,394,042)	37,784,446
Other comprehensive income
Foreign currency translation adjustment	(4,739,910)	524,149
Comprehensive income/ (loss)	¥ (475,133,952)	¥ 38,308,595